Financial Instruments and Risk Management - Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest (Details) - Liquidity Risk [Member]	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Repayment within less than 1 year [Member]
Bank borrowings
Bank borrowings	RM 974,918	$ 231,594	RM 976,072
Bank overdraft	526,066	124,968	104,587
Repayment within:
Lease liabilities	382,416	90,844	60,204
Trade payable	555,146	131,877
Other payable	1,000,742	237,729	422,973
Between 1 and 2 years [Member]
Bank borrowings
Bank borrowings	919,617	218,457	963,436
Repayment within:
Lease liabilities	372,016	88,373	61,884
Between 2 and 5 years [Member]
Bank borrowings
Bank borrowings	1,171,861	278,378	1,693,768
Repayment within:
Lease liabilities	744,912	176,955	45,732
Over 5 years [Member]
Bank borrowings
Bank borrowings	129,977	30,876	288,536
Repayment within:
Lease liabilities	RM 105,485	$ 25,058	RM 11,342